UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

.

FORM N-PX

Annual Report of Proxy Voting Record of Registered Management Investment Company

Investment Company file number: 811-03070

Hilliard-Lyons Government Fund, Inc.

(Exact Name of Registrant as specified in the charter)

500 West Jefferson Street, Louisville, Kentucky 40202

(Address of Principal Executive Offices)

Joseph C. Curry, Jr.	Carol Gehl
Hilliard-Lyons Government Fund, Inc.	Godfrey & Kahn, S.C.
P.O. Box 32760	780 N. Water St.
Louisville, KY 40232-2760	Milwaukee, WI 53202-3590

(Name and address of agents for service)

Registrant’s telephone number, including area code: 800-844-1854

Date of Fiscal Year End: August 31

Date of reporting period: July 1, 2010 through July 23, 2010

The Registrant held no securities with respect to which the Registrant was entitled to vote during the period from July 1, 2010 to July 23, 2010 (date of liquidation).  Accordingly, there is no proxy vote to report.

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hilliard-Lyons Government Fund, Inc.

By: /s/ Dianna P. Wengler

Dianna P. Wengler

Treasurer

Date: November 1, 2010